EMPLOYEE BENEFIT PLAN - Summary of Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Current service cost	$ 20	$ 30	$ 65	$ 65	$ 90	$ 83
Interest cost	8	6	23	19	25	20
Net actuarial gain recognized in the period	33	45	(4)	(26)	(46)	(12)
Expenses recognized in the Condensed Consolidated Statement of Operations	$ 61	$ 81	$ 84	$ 58	$ 69	$ 91